Stockholders' Deficiency	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Deficiency
Note 7 – Stockholders’ Deficiency

Authorized Capital

On December 19, 2014, effective January 1, 2015, the Company’s shareholders approved the reincorporation of the Company from the State of Nevada to the State of Delaware and in connection therewith (i) approved an amendment to the Company’s Articles of Incorporation to increase the number of shares of common stock authorized to be issued by the Company from 100,000,000 to 200,000,000; and (ii) approved an amendment to the Company’s Articles of Incorporation to increase the number of shares of preferred stock authorized to be issued by the Company from 1,000,000 to 5,000,000.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. Option forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate will be adjusted periodically based on the extent to which actual option forfeitures differ, or are expected to differ, from the previous estimate, when it is material. The Company estimated forfeitures related to option grants at an annual rate ranging from 0% to 5% for options granted during the three months ended March 31, 2015 and 2014. The expected term used for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee and director option grants. Since the Company’s stock has not been publicly traded for a sufficiently long period of time, the Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Common Stock and Warrant Offerings

During the three months ended March 31, 2015, the Company issued an aggregate of 2,703,333 shares of common stock at prices ranging from $0.25 to $0.30 per share to investors for aggregate gross proceeds of $801,000. In connection with the purchases, the Company issued warrants to purchase an aggregate of 850,833 shares of common stock at exercise prices ranging from $0.40 to $0.75 per share of common stock. The warrants have a term of five years. The warrants had an aggregate issuance date value of $138,383.

Stock Warrants

In applying the Black-Scholes option pricing model to warrants granted/issued, the Company used the following assumptions:
	For The Three Months Ended
	March 31,
	2015	2014
Risk free interest rate	1.22% - 1.61%	0.39% - 2.20%
Expected term (years)	5.00	1.96 - 5.00
Expected volatility	122%	121%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the warrants granted/issued during the three months ended March 31, 2015 and 2014 was approximately $0.16 and $0.22 per share, respectively.

See Note 7 – Stockholders’ Deficiency – Common Stock and Warrant Offerings for details associated with the issuance of warrants in connection with common stock and warrant offerings.

The Company recorded stock–based compensation expense of $0 and $53,726 during the three months ended March 31, 2015 and 2014, respectively, related to stock warrants issued as compensation, which is reflected as consulting expense in the condensed consolidated statements of operations. As of March 31, 2015, there was no unrecognized stock-based compensation expense related to stock warrants.

A summary of the warrant activity during the three months ended March 31, 2015 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, December 31, 2014	8,248,683	$0.90
Granted	850,833	0.68
Exercised	-	-
Forfeited	-	-
Outstanding, March 31, 2015	9,099,516	$0.88	3.1	$-

Exercisable, March 31, 2015	8,399,516	$0.83	3.2	$-

The following table presents information related to stock warrants at March 31, 2015:

Warrants Outstanding			Warrants Exercisable
			Weighted
		Outstanding	Average	Exercisable
Exercise		Number of	Remaining Life	Number of
Price		Warrants	In Years	Warrants

$0.30		650,000	4.2	650,000
0.40		250,000	4.7	250,000
0.50		677,100	4.7	677,100
0.53		380,000	3.1	380,000
0.58		50,000	4.5	50,000
0.75		4,669,222	2.9	4,669,222
0.94		50,000	4.5	50,000
1.00		550,000	4.2	550,000
1.50		862,800	2.2	862,800
1.75		20,000	2.0	20,000
2.00		123,530	3.6	123,530
2.50		20,000	2.3	20,000
3.00		36,864	3.1	36,864
4.00		60,000	2.5	60,000
Variable	[1]	700,000	-	-
		9,099,516	3.2	8,399,516

[1]
Warrants to purchase 700,000 shares of common stock have an exercise price which is the greater of $1.50 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur as of March 31, 2015.

Stock Options

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Three Months Ended
	March 31,
	2015	2014
Risk free interest rate	1.33% - 1.64%	1.50%
Expected term (years)	5.00 - 6.00	5.00 - 5.50
Expected volatility	122%	121%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the stock options granted during the three months ended March 31, 2015 and 2014 was approximately $0.40 and $0.23 per share, respectively.

See Note 6 – Commitments and Contingencies – Employment Agreements for details associated with the grant of stock options in connection with employment agreements.

On January 23, 2015, the Company granted five-year options to consultants to purchase an aggregate of 100,000 shares of common stock at an exercise price of $0.47 per share, pursuant to the Plan. The shares vest as follows: (i) 75,000 shares vest ratably over three months from the date of grant, (ii) 12,500 shares vest immediately and (iii) 12,500 shares vest on the anniversary of the date of grant. The aggregate grant date value of $39,200 will be recognized proportionate to the vesting period.

The following table presents information related to stock option expense:
					Weighted
					Average
	For the Three Months Ended		Unrecognized at		Amortization
	March 31,		March 31,		Period
	2015	2014	2015		(Years)

Consulting	$96,803	$100,613	$585,273		2.3
Research and development	128,432	121,390	755,231	[1]	2.4
General and administrative	69,285	83,699	862,726		2.4

	$294,520	$305,702	$2,203,230		2.4

[1]	Includes $331,341 of expense that is subject to non-employee mark-to-market adjustments.

A summary of the option activity during the three months ended March 31, 2015 is presented below:
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, December 31, 2014	15,584,000	$0.61
Granted	600,000	0.46
Exercised	-	-
Forfeited	-	-
Outstanding, March 31, 2015	16,184,000	$0.60	8.3	$587,850

Exercisable, March 31, 2015	7,196,502	$0.88	7.5	$28,850

The following table presents information related to stock options at March 31, 2015:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$0.285	900,000	9.2	200,000
0.320	500,000	-	-
0.330	6,125,000	4.5	75,000
0.340	250,000	-	-
0.390	60,000	4.2	60,000
0.460	500,000	-	-
0.470	100,000	4.8	87,500
0.500	345,000	4.6	345,000
0.530	40,000	8.9	40,000
0.600	980,000	8.5	980,000
0.650	2,675,000	8.6	1,850,002
1.000	131,000	7.7	131,000
1.050	2,270,000	6.9	2,270,000
1.100	5,000	2.2	5,000
1.200	10,000	1.2	10,000
1.250	43,000	1.6	43,000
1.400	350,000	4.3	200,000
1.500	900,000	7.7	900,000
	16,184,000	7.5	7,196,502

Compensatory Common Stock Issuances

During the three months ended March 31, 2015, the Company issued an aggregate of 312,795 shares of common stock valued at $85,128 to consultants pursuant to consulting agreements.

The following table presents information related to compensatory common stock expense and does not include 18,847 shares valued at $8,481 which were issued in satisfaction of accrued professional services:

	For the Three Months Ended		Unrecognized at
	March 31,		March 31,
	2015	2014	2015

Consulting	$67,800	$10,000	$-
Research and development	8,847	4,071	-

	$76,647	$14,071	$-

A summary of compensatory common stock issuances activity during the three months ended March 31, 2015 is presented below:

Weighted
		Average	Total
	Number of	Issuance Date	Issuance Date
	Shares	Fair Value	Fair Value

Non-vested, December 31, 2014	-	$-	$-
Granted	312,795	0.27	85,128
Vested	(312,795)	(0.27)	(85,128)
Forfeited	-	-	-
Non-vested, March 31, 2015	-	$-	$-

Note 10 – Stockholders’ Deficiency

Authorized Capital

As of December 31, 2014, the Company was authorized to issue 100,000,000 shares of common stock, $0.001 par value, and 1,000,000 shares of preferred stock, $0.01 par value. The holders of the Company’s common stock are entitled to one vote per share. Subject to the rights of holders of preferred stock, if any, the holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. Subject to the rights of holders of preferred stock, if any, upon liquidation, dissolution or winding up of the Company, holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution.

On December 19, 2014, effective January 1, 2015, the Company’s shareholders approved the reincorporation of the Company from the State of Nevada to the State of Delaware and in connection therewith (i) approved an amendment to the Company’s Articles of Incorporation to increase the number of shares of common stock authorized to be issued by the Company from 100,000,000 to 200,000,000; and (ii) approved an amendment to the Company’s Articles of Incorporation to increase the number of shares of preferred stock authorized to be issued by the Company from 1,000,000 to 5,000,000.

2010 Equity Participation Plan

On February 18, 2014 and October 23, 2014, the Board of Directors of the Company approved successive increases in the number of shares of common stock authorized to be issued pursuant to the Plan from 6,000,000 to 12,000,000 and then to 20,000,000. On December 19, 2014, the Company’s shareholders approved an increase in the number of shares of common stock authorized to be issued pursuant to the Plan to 20,000,000.

Common Stock and Warrant Offerings

During the year ended December 31, 2013, the Company issued an aggregate of 840,589 shares of common stock at prices ranging from $0.85 to $1.50 per share to investors for aggregate gross proceeds of $905,000. In connection with the purchases, the Company issued five-year warrants to purchase an aggregate of 403,590 shares of common stock at exercise prices ranging from $1.50 to $4.00 per share of common stock. The warrants had an aggregate grant date value of $224,313.

During the year ended December 31, 2014, the Company issued an aggregate of 8,671,983 shares of common stock at prices ranging from $0.25 to $0.45 per share to investors for aggregate gross proceeds of $2,605,000. In connection with the purchases, the Company issued warrants to purchase an aggregate of 2,330,693 shares of common stock at exercise prices ranging from $0.30 to $0.75 per share of common stock. The warrants have terms ranging from two to five years. The warrants had an aggregate grant date value of $389,608.

See Note 7 – Notes Payable for details associated with common stock issued in conjunction with the extension and exchange of notes payable and related accrued interest.

See Note 9 – Commitments and Contingencies – Consulting Agreements for details associated with common stock issued in conjunction with consulting agreements.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. Option forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate will be adjusted periodically based on the extent to which actual option forfeitures differ, or are expected to differ, from the previous estimate, when it is material. The Company estimated forfeitures related to option grants at an annual rate ranging from 0% to 5% for options granted during the years ended December 31, 2014 and 2013. The expected term used for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. Since the Company’s stock has not been publicly traded for a sufficiently long period of time, the Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Warrant Exercise and Reload Program

On November 27, 2013, the Company initiated a limited time program (the “Warrant Exercise and Reload Program”) which, at the election of any warrant holder, would permit them to immediately exercise their outstanding exercisable warrants at an exercise price of $0.30 per share. In connection with the exercise of the warrant, in addition to having received the number of shares pursuant to such exercise, each holder received a new warrant for the same number of shares purchased with an exercise price of $0.75 per share and an expiration date two years from the date of grant. The terms of the newly issued warrant permit the Company to redeem the new warrant for a total of $1.00 if the common stock of the Company trades above $1.25 for five consecutive trading days. Under the Warrant Exercise and Reload Program, warrants to purchase an aggregate of 376,667 and 1,686,029 shares of common stock were exercised during the years ended December 31, 2014 and 2013, respectively, for aggregate gross proceeds of $113,000 and $505,809, respectively. The Company recognized a warrant modification charge of $50,035 and $214,912 during the years ended December 31, 2014 and 2013, respectively, which represents the incremental value of the modified warrant and new warrant combined, as compared to the original warrant value, all valued as of the respective modification dates.

Stock Warrants

In applying the Black-Scholes option pricing model to warrants granted, the Company used the following assumptions:

	For The Year Ended
	December 31,
	2014	2013
Risk free interest rate	0.39% - 2.20%	0.34% - 1.68%
Expected term (years)	1.96 - 5.00	3.00 - 5.00
Expected volatility	116% - 122%	132% - 135%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the warrants granted during the years ended December 31, 2014 and 2013 was approximately $0.17 and $0.36 per share, respectively.

See Note 7 – Notes Payable for details associated with the issuance of warrants in connection with note issuances and the exchange of notes payable. See Note 9 – Commitments and Contingencies – Consulting Agreements for details associated with the issuance of warrants as compensation. See Note 10 – Stockholders’ Deficiency – Common Stock and Warrant Offerings for details associated with the issuance of warrants in connection with common stock and warrant offerings.

The Company recorded stock–based compensation expense of $185,266 and $26,777 during the years ended December 31, 2014 and 2013, respectively, related to stock warrants issued as compensation, which is reflected as consulting expense in the consolidated statements of operations. As of December 31, 2014, there was no unrecognized stock-based compensation expense related to stock warrants.

A summary of the warrant activity during the years ended December 31, 2014 and 2013 is presented below:

				Weighted
		Weighted		Average
		Average		Remaining	Aggregate
	Number of	Exercise		Life	Intrinsic
	Warrants	Price		In Years	Value
Outstanding, December 31, 2012	3,334,800	$1.69
Granted	3,147,119	1.56
Exercised	(1,686,029)	0.30	[1]
Forfeited	-	-
Outstanding, December 31, 2013	4,795,890	$1.39
Granted	3,849,460	0.70
Exercised	(376,667)	0.30	[1]
Forfeited	(20,000)	0.50
Outstanding, December 31, 2014	8,248,683	$0.90		3.2	$-

Exercisable, December 31, 2014	7,548,683	$0.84		3.3	$-

[1]
During the year ended December 31, 2013, warrants to purchase an aggregate of 1,686,029 shares of common stock, with original exercise prices ranging from $1.50 to $4.00 per share, had their exercise prices reduced to $0.30 per share pursuant to the Warrant Exercise and Reload Program. During the year ended December 31, 2014, warrants to purchase an aggregate of 376,667 shares of common stock, with original exercise prices ranging from $1.50 to $4.00 per share, had their exercise prices reduced to $0.30 per share pursuant to the Warrant Exercise and Reload Program.

The following table presents information related to stock warrants at December 31, 2014:

Warrants Outstanding			Warrants Exercisable
			Weighted
			Average	Exercisable
Exercise		Number of	Remaining Life	Number of
Price		Warrants	In Years	Warrants

$0.30		650,000	4.4	650,000
0.40		200,000	4.9	200,000
0.50		502,100	4.8	502,100
0.53		380,000	3.4	380,000
0.58		50,000	4.8	50,000
0.75		4,043,389	2.8	4,043,389
0.94		50,000	4.8	50,000
1.00		550,000	4.4	550,000
1.50		862,800	2.5	862,800
1.75		20,000	2.3	20,000
2.00		123,530	3.9	123,530
2.50		20,000	2.6	20,000
3.00		36,864	3.3	36,864
4.00		60,000	2.8	60,000
Variable	[1]	700,000	-	-
		8,248,683	3.3	7,548,683

[1]
Warrants to purchase 700,000 shares of common stock have an exercise price which is the greater of $1.50 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2014.

Stock Options

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Year Ended
	December 31,
	2014	2013
Risk free interest rate	1.50% - 2.54%	1.13% - 2.66%
Expected term (years)	5.00 - 10.00	5.00 - 10.00
Expected volatility	116% - 122%	132% - 135%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the stock options granted during the years ended December 31, 2014 and 2013 was approximately $0.27 and $0.26 per share, respectively.

See Note 9 – Commitments and Contingencies for details associated with certain grants of options as compensation to employees, directors and consultants.

On October 4, 2013, the Company granted ten-year options to employees, directors, and an advisor to purchase an aggregate of 980,000 shares of common stock at an exercise price of $0.60 per share, pursuant to the Plan. The shares vest as follows: (i) 490,000 shares immediately and (ii) 490,000 shares on the first anniversary of the grant date. The grant date value of $199,921 was recognized proportionate to the vesting period.

Between February 18, 2014 and March 12, 2014, the Company granted ten-year options to employees and directors to purchase an aggregate of 2,415,000 shares of common stock at exercise prices ranging from $0.53 to $0.65 per share, pursuant to the Plan. The shares vest as follows: (i) 831,669 shares immediately and (ii) 1,589,331 shares ratably over two years on the grant date anniversaries. The aggregate grant date value of $566,483 will be recognized proportionate to the vesting period.

On June 16, 2014, the Company granted a five-year option to a consultant to purchase 60,000 shares of common stock at an exercise price of $0.39 per share, pursuant to the Plan. The shares vest ratably over three months on the grant date anniversaries. The grant date value of $18,600 was recognized proportionate to the vesting period.

On September 24, 2014, the Company granted a five-year option to a consultant to purchase 75,000 shares of common stock at an exercise price of $0.33 per share, pursuant to the Plan. The shares vest ratably over three months on the grant date anniversaries. The grant date value of $20,100 was recognized proportionate to the vesting period.

On October 23, 2014, the Company granted ten-year options to employees and directors to purchase an aggregate of 5,950,000 shares of common stock at an exercise price of $0.33 per share, pursuant to the Plan. The shares vest ratably over three years on the grant date anniversaries. The grant date value of $1,710,400 will be recognized proportionate to the vesting period.

On October 27, 2014, the Company granted a ten-year option to an advisor to purchase 250,000 shares of common stock at an exercise price of $0.34 per share, pursuant to the Plan. The shares vest ratably over three years on the grant date anniversaries. The grant date value of $78,500 will be recognized proportionate to the vesting period.

On November 17, 2014, the Company granted a ten-year option to an employee to purchase 100,000 shares of common stock at an exercise price of $0.33 per share, pursuant to the Plan. The shares vest ratably over three years on the grant date anniversaries. The grant date value of $31,600 will be recognized proportionate to the vesting period.

The following table presents information related to stock option expense:

					Weighted
					Average
	For the Year Ended		Unrecognized at		Amortization
	December 31,		December 31,		Period
	2014	2013	2014		(Years)

Consulting	$365,825	$160,894	$654,956		2.6
Research and development	328,740	251,758	712,551	[1]	2.5
General and administrative	179,628	235,163	961,378		2.6

	$874,193	$647,815	$2,328,885		2.6

[1]	Includes $448,189 of expense that is subject to non-employee mark-to-market adjustments.

As of December 31, 2014, there was $2,328,885 of unrecognized compensation expense which will be amortized over the weighted average remaining vesting period of 2.6 years.

A summary of the option activity during the years ended December 31, 2014 and 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, December 31, 2012	4,018,000	$1.12
Granted	1,145,000	0.68
Exercised	-	-
Forfeited	(120,000)	0.50
Outstanding, December 31, 2013	5,043,000	$1.03
Granted	10,575,000	0.41
Exercised	-	-
Forfeited	(34,000)	1.31
Outstanding, December 31, 2014	15,584,000	$0.61	8.5	$979,600

Exercisable, December 31, 2014	6,371,502	$0.91	7.6	$45,600

The following table presents information related to stock options at December 31, 2014:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$0.285	900,000	9.5	200,000
0.320	500,000	-	-
0.330	6,125,000	4.7	75,000
0.340	250,000	-	-
0.390	60,000	4.5	60,000
0.500	345,000	4.9	332,500
0.530	40,000	9.2	40,000
0.600	980,000	8.8	980,000
0.650	2,675,000	9.1	1,125,002
1.000	131,000	8.0	131,000
1.050	2,270,000	7.1	2,270,000
1.100	5,000	2.4	5,000
1.200	10,000	1.4	10,000
1.250	43,000	1.9	43,000
1.400	350,000	4.5	200,000
1.500	900,000	7.9	900,000
	15,584,000	7.6	6,371,502

Compensatory Common Stock Issuances

See Note 9 – Commitments and Contingencies for details associated with certain issuances of common stock as compensation to employees, directors and consultants.

On October 4, 2013, the Company issued 50,000 shares of immediately vested common stock to its legal counsel. The $12,500 grant date fair value was recognized immediately.

Between June 27, 2014 and December 31, 2014, the Company issued 150,000 shares of immediately vested common stock to its legal counsel. The $33,000 grant date fair value was recognized immediately.

The following table presents information related to compensatory common stock issuances expense during the years ended December 31, 2014 and 2013:

	For the Year Ended		Unrecognized at
	December 31,		December 31,
	2014	2013	2014

Consulting	$276,500	$111,351	$-
Research and development	24,337	26,704	-

	$300,837	$138,055	$-

A summary of compensatory common stock issuances activity during the years ended December 31, 2014 and 2013 is presented below:

		Weighted
		Average	Total
	Number of	Issuance Date	Issuance Date
	Shares	Fair Value	Fair Value

Non-vested, December 31, 2012	-	$-	$-
Granted	239,537	0.58	138,055
Vested	(239,537)	0.58	(138,055)
Forfeited	-	-	-
Non-vested, December 31, 2013	-	$-	$-
Granted	1,943,747	0.26	511,886
Vested	(1,943,747)	(0.26)	(511,886)
Forfeited	-	-	-
Non-vested, December 31, 2014	-	$-	$-